Commitment and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contingencies and Commitment.
2021	¥ 40,779
2022	41,562
2023	48,483
2024	16,031
Total future lease payments	146,855
Lessee, Operating Lease	695
Accrued litigation liabilities	992	¥ 4,727
Litigation expenses	4,022	¥ 4,967	¥ 3,204
Leases Office Space | Bandwidth And Property Management Fees
Contingencies and Commitment.
2021	5,896
2022	5,974
2023	5,731
2024	1,836
Total future lease payments	¥ 19,437